14. Reserve for RSUs (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Issue of equity	$ 0		$ 0
Increase (decrease) through share-based payment transactions, equity	466,325	$ 1,809,637	8,035,506
January 30, 2023
Fair Value of RSU's	209,422
July 17, 2023
Fair Value of RSU's	1,340,272
Reserve of change in value of time value of options
Issue of equity	179,505		1,950,645
Increase (decrease) through share-based payment transactions, equity	105,244	$ 86,638	$ 1,950,645
Cancellation of RSUs	12,377
Reserve of change in value of time value of options | July 29, 2023
Cancellation of RSUs	$ 12,377
Issued capital
Issuance of Shares on Vesting of RSUs Shares	60,000		240,000
Issue of equity	$ (179,505)		$ (1,950,645)
Issued capital | January 30, 2023
Issuance of Shares on Vesting of RSUs Shares		470,000
Issued capital | July 17, 2023
Issuance of Shares on Vesting of RSUs Shares	200,000
Issued capital | July 29, 2023
Issuance of Shares on Vesting of RSUs Shares	10,000